UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2021

Date of reporting period:  October 31, 2020

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all funds held through your financial intermediary.

Logan Capital Large Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	25
Notice to Shareholders	27
Statement Regarding Liquidity Risk Management Program	28
Privacy Notice	29

Logan Capital Large Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
at October 31, 2020 (Unaudited)

COMMON STOCKS – 99.28%	Shares	Value

Capital Goods – 4.62%
Fastenal Co.	20,623	$891,532
Nordson Corp.	3,151	609,498
United Rentals, Inc. (a)	3,163	563,931
		2,064,961

Commercial & Professional Services – 6.19%
Cintas Corp.	2,907	914,397
Copart, Inc. (a)	5,971	658,959
Insperity, Inc.	4,703	360,156
Verisk Analytics, Inc.	4,665	830,230
		2,763,742

Consumer Durables & Apparel – 2.90%
Lululemon Athletica, Inc. (a)	1,783	569,294
Nike, Inc.	6,038	725,043
		1,294,337

Consumer Services – 2.11%
Starbucks Corp.	10,856	944,038

Diversified Financials – 0.55%
S&P Global, Inc.	767	247,534

Food, Beverage & Tobacco – 3.80%
Constellation Brands, Inc.	3,436	567,730
Monster Beverage Corp. (a)	14,748	1,129,255
		1,696,985

Household & Personal Products – 2.98%
Estee Lauder Cos., Inc.	6,049	1,328,723

Materials – 1.86%
Sherwin-Williams Co.	1,206	829,704

Media & Entertainment – 13.71%
Alphabet, Inc. – Class A (a)	598	966,434
Alphabet, Inc. – Class C (a)(b)	408	661,372
Electronic Arts, Inc. (a)	6,709	803,939
Facebook, Inc. (a)	5,742	1,510,778
Netflix, Inc. (a)	4,589	2,183,171
		6,125,694

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2020 (Unaudited)

COMMON STOCKS – 99.28% (Continued)	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences – 8.46%
Agilent Technologies, Inc.	5,301	$541,179
IQVIA Holdings, Inc. (a)	3,556	547,589
Mettler-Toledo International, Inc. (a)	1,122	1,119,655
Waters Corp. (a)	3,000	668,460
Zoetis, Inc.	5,704	904,369
		3,781,252

Retailing – 13.15%
Amazon.com, Inc. (a)	638	1,937,064
Dick’s Sporting Goods, Inc.	17,447	988,372
Home Depot, Inc.	4,195	1,118,848
Lithia Motors, Inc.	1,073	246,329
Pool Corp.	950	332,338
RH (a)	822	275,559
Williams-Sonoma, Inc.	10,708	976,677
		5,875,187

Semiconductors & Semiconductor Equipment – 6.30%
Broadcom, Inc.	4,728	1,653,051
KLA Corp.	5,894	1,162,179
		2,815,230

Software & Services – 21.04%
Adobe Systems, Inc. (a)	1,904	851,278
Cognizant Technology Solutions Corp. – Class A	7,800	557,076
EPAM Systems, Inc. (a)	2,453	757,854
Fiserv, Inc. (a)	8,074	770,825
FleetCor Technologies, Inc. (a)	3,138	693,216
Global Payments, Inc.	10,981	1,732,143
MasterCard, Inc.	6,676	1,926,961
Paycom Software, Inc. (a)	3,516	1,280,140
Trade Desk, Inc. (a)	1,469	832,115
		9,401,608

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2020 (Unaudited)

COMMON STOCKS – 99.28% (Continued)	Shares	Value

Technology Hardware & Equipment – 11.61%
Amphenol Corp.	12,968	$1,463,309
Apple, Inc.	22,198	2,416,474
CDW Corp. of Delaware	4,052	496,775
IPG Photonics Corp. (a)	2,634	489,819
Trimble, Inc. (a)	6,653	320,209
		5,186,586
TOTAL COMMON STOCKS
(Cost $17,991,573)		44,355,581

MONEY MARKET FUND – 0.96%
Fidelity Government Portfolio – Class I, 0.01% (c)	427,126	427,126
TOTAL MONEY MARKET FUND
(Cost $427,126)		427,126
TOTAL INVESTMENTS
(Cost $18,418,699) – 100.24%		44,782,707
Liabilities in Excess of Other Assets – (0.24)%		(106,768)
TOTAL NET ASSETS – 100.00%		$44,675,939

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

(This Page Intentionally Left Blank.)

Logan Capital Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $18,418,699)	$44,782,707
Receivables
Dividends and interest	14,484
Prepaid expenses	5,597
Total assets	44,802,788

Liabilities:
Payables
Fund shares redeemed	19,134
Administration and accounting fees	31,988
Advisory fee (Note 4)	24,567
Transfer agent fees and expenses	14,566
Audit fees	11,342
12b-1 distribution fees – Investor Class	10,194
Shareholder reporting	8,702
Chief Compliance Officer fee	5,062
Custody fees	1,257
Accrued expenses and other payables	37
Total liabilities	126,849
Net assets	$44,675,939

Net assets consist of:
Paid-in capital	$15,747,225
Total distributable earnings	28,928,714
Net assets	$44,675,939

Investor Class:
Net assets applicable to outstanding Investor Class shares	$12,606,057
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	395,253
Net asset value, offering price and redemption price per share(1)	$31.89

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$32,069,882
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	985,295
Net asset value, offering price and redemption price per share(1)	$32.55

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2020 (Unaudited)

Investment income:
Dividends	$158,251
Interest	122
Total investment income	158,373

Expenses:
Investment advisory fees (Note 4)	141,621
Administration and accounting fees (Note 4)	50,304
Transfer agent fees and expenses (Note 4)	21,740
12b-1 distribution fees – Investor Class (Note 5)	14,432
Audit fees	11,343
Chief Compliance Officer fees (Note 4)	7,561
Trustee fees and expenses	6,812
Reports to shareholders	6,039
Federal and state registration fees	4,959
Legal fees	4,583
Custody fees (Note 4)	3,468
Insurance expense	1,099
Other expenses	4,041
Total expenses before advisory fee waiver	278,002
Less: advisory fee waiver (Note 4)	(1,557)
Net expenses	276,445
Net investment loss	(118,072)

Realized and unrealized gain on investments:
Net realized gain on transactions on investments	2,570,269
Net change in unrealized appreciation on investments	6,304,950
Net realized and unrealized gain on investments	8,875,219
Net increase in net assets resulting from operations	$8,757,147

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Operations:
Net investment loss	$(118,072)	$(169,869)
Net realized gain on investments	2,570,269	275,779
Net change in unrealized
appreciation on investments	6,304,950	1,117,539
Net increase in net assets
resulting from operations	8,757,147	1,223,449

Distributions to Shareholders:
Investor Class	—	(38,432)
Institutional Class	—	(115,129)
Total distributions to shareholders	—	(153,561)

Capital Share Transactions:
Proceeds from shares sold
Investor Class shares	2,057,617	1,634,215
Institutional Class shares	26,653	2,435,345
Proceeds from shares issued to holders
in reinvestment of dividends
Investor Class shares	—	38,432
Institutional Class shares	—	115,129
Cost of shares redeemed
Investor Class shares	(909,846)	(3,036,329)
Institutional Class shares	(2,359,318)	(421,270)
Redemption fees retained
Investor Class shares	86	6,163
Institutional Class shares	238	—
Net increase/(decrease) in net assets
from capital share transactions	(1,184,570)	771,685
Total increase in net assets	7,572,577	1,841,573

Net Assets:
Beginning of period	37,103,362	35,261,789
End of period	$44,675,939	$37,103,362

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Changes in Shares Outstanding:
Shares sold
Investor Class shares	66,916	71,292
Institutional Class shares	848	96,857
Shares issued to holders
in reinvestment of dividends
Investor Class shares	—	1,470
Institutional Class shares	—	4,322
Shares redeemed
Investor Class shares	(30,199)	(124,473)
Institutional Class shares	(74,255)	(16,229)
Net increase/(decrease) in shares outstanding	(36,690)	33,239

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	Six Months Ended
	October 31, 2020
	(Unaudited)
Net Asset Value – Beginning of Period	$25.81

Income from Investment Operations:
Net investment loss	(0.11	)^
Net realized and unrealized gain/(loss) on investments	6.19
Total from investment operations	6.08

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees	0.00	^~
Net Asset Value – End of Period	$31.89

Total Return	23.56	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$12,606
Ratio of expenses to average net assets:
Before fee waivers	1.46	%#
After fee waivers	1.45	%#
Ratio of net investment loss to average net assets:
Before fee waivers	(0.73	)%#
After fee waivers	(0.72	)%#
Portfolio turnover rate	7	%+

^	Based on average shares outstanding.
+	Not annualized.
#	Annualized.
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2020	2019	2018	2017	2016
$25.17	$21.97	$18.27	$15.15	$15.79

(0.17)^	(0.15)^	(0.10)	(0.16)	(0.13)
0.90	3.90	3.80	3.28	(0.40)
0.73	3.75	3.70	3.12	(0.53)

(0.11)	(0.55)	—	—	(0.11)
(0.11)	(0.55)	—	—	(0.11)
0.02 ^	0.00 ^~	0.00 ~	0.00 ~	0.00 ~
$25.81	$25.17	$21.97	$18.27	$15.15

2.97%	17.67%	20.25%	20.59%	-3.38%

$9,253	$10,326	$8,971	$6,078	$5,319

1.54%	1.58%	1.56%	1.76%	1.75%
1.49%	1.49%	1.41%	1.49%	1.50%

(0.71)%	(0.76)%	(0.82)%	(1.10)%	(1.16)%
(0.66)%	(0.67)%	(0.67)%	(0.83)%	(0.91)%
12%	7%	8%	9%	14%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months Ended
	October 31, 2020
	(Unaudited)
Net Asset Value – Beginning of Period	$26.31

Income from Investment Operations:
Net investment loss	(0.07	)^
Net realized and unrealized gain/(loss) on investments	6.31
Total from investment operations	6.24

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees	0.00	^~
Net Asset Value – End of Period	$32.55

Total Return	23.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$32,070
Ratio of expenses to average net assets:
Before fee waivers	1.21	%#
After fee waivers	1.20	%#
Ratio of net investment loss to average net assets:
Before fee waivers	(0.48	)%#
After fee waivers	(0.47	)%#
Portfolio turnover rate	7	%+

^	Based on average shares outstanding.
+	Not annualized.
#	Annualized.
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2020	2019	2018	2017	2016
$25.61	$22.29	$18.50	$15.30	$15.92

(0.10)^	(0.10)^	(0.10)	(0.10)	(0.10)
0.91	3.97	3.89	3.30	(0.41)
0.81	3.87	3.79	3.20	(0.51)

(0.11)	(0.55)	—	—	(0.11)
(0.11)	(0.55)	—	—	(0.11)
—	—	—	—	—
$26.31	$25.61	$22.29	$18.50	$15.30

3.15%	17.95%	20.49%	20.92%	-3.23%

$27,850	$24,936	$21,140	$17,551	$17,475

1.29%	1.33%	1.39%	1.51%	1.50%
1.24%	1.24%	1.24%	1.24%	1.25%

(0.46)%	(0.51)%	(0.65)%	(0.85)%	(0.91)%
(0.41)%	(0.42)%	(0.50)%	(0.58)%	(0.66)%
12%	7%	8%	9%	14%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued) October 31, 2020 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$6,125,694	$—	$—	$6,125,694
Consumer Discretionary	8,113,562	—	—	8,113,562
Consumer Staples	3,025,708	—	—	3,025,708
Financials	247,534	—	—	247,534
Health Care	3,781,252	—	—	3,781,252
Industrials	4,828,703	—	—	4,828,703
Information Technology	17,403,424	—	—	17,403,424
Materials	829,704	—	—	829,704
Total Common Stocks	44,355,581	—	—	44,355,581
Money Market Fund	427,126	—	—	427,126
Total Investments	$44,782,707	$—	$—	$44,782,707

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Logan Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% based upon the average daily net assets of the Fund.  For the six month period ended October 31, 2020, the Fund incurred $141,621 in advisory fees.  Advisory fees payable at October 31, 2020 for the Fund were $24,567.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and dividends on securities sold short, extraordinary expenses, 12b-1 fees, shareholder servicing fees and other class specific expenses) do not exceed 1.14% of the average daily net assets.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six month period ended October 31, 2020, the Advisor reduced its fees and absorbed Fund expenses in the amount of $4,631 for the Fund.  For the six month period ended October 31, 2020, the Advisor recouped $3,074 in previously waived expenses in the

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

Fund. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

4/30/2021	4/30/2022	4/30/2023	10/31/2023	Total
$16,317	$29,373	$18,911	$4,631	$69,232

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for administration and accounting, transfer agency, custody and compliance services for the six month period ended October 31, 2020 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan allows the payment of a monthly fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six month period ended October 31, 2020, the 12b-1 distribution fees incurred under the Plan by the Fund’s Investor Class shares are disclosed in the statement of operations.

NOTE 6 – SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment,

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended October 31, 2020, the Fund did not incur any shareholder servicing fees.

NOTE 7 – SECURITIES TRANSACTIONS

For the six month period ended October 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$2,959,266	$4,071,665

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – LINE OF CREDIT

The Fund has an uncommitted line of credit in the amount of $4,200,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six month period ended October 31, 2020, the Fund had an average daily outstanding balance of $1,511, a weighted average interest rate of 3.25%, incurred interest expense of $0 and had a maximum amount outstanding of $198,000. At October 31, 2020, the Fund had no outstanding loan amounts.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six month period ended October 31, 2020 and the year ended April 30, 2020 was as follows:

	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020
Long-Term Capital Gains	$—	$153,561

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

As of April 30, 2020, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$17,172,071
Gross unrealized appreciation	20,608,942
Gross unrealized depreciation	(619,200)
Net unrealized appreciation(a)	19,989,742
Undistributed long-term capital gains	141,513
Total distributable earnings	141,513
Other accumulated gains/(losses)	(69,388)
Total accumulated earnings/(losses)	$20,061,867

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and post 30-day wash sales.

At April 30, 2020, the Fund deferred, on a tax basis, ordinary late year losses of $69,388.

NOTE 10 – OTHER TAX INFORMATION

The Fund declared the payment of a distribution to be paid, on December 8, 2020, to shareholders of record on December 7, 2020 as follows:

Long-Term Capital Gains
$1.88118

NOTE 11 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides additional information regarding these and other risks of investing in the Fund.

Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Large Cap Growth Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Large Cap Growth Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020 (Unaudited)

disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Growth Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Growth Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Large Cap Growth Fund’s portfolio.

NOTE 12 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, Charles Schwab & Co., Inc., for the benefit of its customers, owned 92.69% of the outstanding shares of the Investor Class.  As of October 31, 2020, U.S. Bank N.A., for the benefit of North Star Mutual Equity Logan, owned 86.01% of the outstanding shares of the Institutional Class.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE
October 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE (Continued)
October 31, 2020 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2020	10/31/2020	5/1/2020 – 10/31/2020
Actual
Investor Class	$1,000.00	$1,235.60	$8.17
Institutional Class	$1,000.00	$1,237.20	$6.77

Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.90	$6.77
Institutional Class	$1,000.00	$1,019.16	$6.11

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period of operations).

Logan Capital Large Cap Growth Fund

NOTICE TO SHAREHOLDERS
at October 31, 2020 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Logan Capital Large Cap Growth Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
at October 31, 2020 (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Advisor’s Director of Trading to serve as the administrator of the program. The Director of Trading conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s Director of Trading manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Director of Trading’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the Director of Trading provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Logan Capital Large Cap Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Investment Advisor
Logan Capital Management, Inc.
3843 West Chester Pike, Suite 150
Newtown Square, PA 19073

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(855) 215-1200

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/6/2021

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   1/7/2021

* Print the name and title of each signing officer under his or her signature.